Stockholders' Equity (Details 1) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2018		Sep. 30, 2017	[1]	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Opening balance						$ (3,618)		$ (1,408)		$ (1,408)
Partial exercise of Series B Preferred Stock written call option						681
Revaluation of option to purchase Series B Shares		$ 33	[1]			2,001	[1]		[1]	3	[2]		[2]
Closing balance		568				568				(3,618)		$ (1,408)
Redeemable Convertible Preferred Stock Series B [Member]
Opening balance						4,390
Partial exercise of Series B Preferred Stock written call option						(681)
Revaluation of option to purchase Series B Shares						3,288
Extinguishment of option to purchase Series B Shares	[3]					(421)
Closing balance										$ 4,390

[1]	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until occurrence of redemption or conversion. These shares were cancelled as a result of the entry into the Remediation Agreement on September 24, 2018 as described below (see also Note 5).
[2]	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation (the "Certificate of Designation") under the liquidation preference right (see also Note 14).
[3]	On September 24, 2018, the OFI Purchase Agreement was superseded by the Remediation Agreement entered into with OFI and Note Holders. Consequently, the option to purchase Series B Shares has been extinguished, as described below in more details.